Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
LeaderShares(R) AlphaFactor(R) Tactical Focused ETF | LeaderShares(R) AlphaFactor(R) Tactical Focused ETF
Prospectus [Line Items]
Annual Return [Percent]	(1.53%)	18.19%	13.78%	(13.00%)	25.01%
LeaderSharesTM AlphaFactor(R) US Core Equity ETF | LeaderSharesTM AlphaFactor(R) US Core Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	11.96%	18.31%	15.49%	(12.97%)	22.32%	7.33%	28.05%
LeaderShares(R) Dynamic Yield ETF | LeaderShares(R) Dynamic Yield ETF
Prospectus [Line Items]
Annual Return [Percent]	5.03%	3.68%	6.31%	(10.60%)